Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of other provisions rollforward

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2022	383	619	386	558	1,946
Additions	434	271	60	206	971
Amounts utilised	(288)	(393)	(106)	(168)	(955)
Unused amounts reversed	(87)	(82)	(109)	(125)	(403)
Exchange and other movements	3	(6)	(36)	(74)	(113)
At 31 Dec 2022	445	409	195	397	1,446
Contractual commitments[1]
At 1 Jan 2022					620
Net change in expected credit loss provision and other movements					(108)
At 31 Dec 2022					512
Total provisions
At 31 Dec 2021					2,566
At 31 Dec 2022					1,958

	Restructuring costs	Legal proceedings and regulatory matters	Customer remediation	Other provisions	Total
	$m	$m	$m	$m	$m
Provisions (excluding contractual commitments)
At 1 Jan 2021	671	756	858	305	2,590
Additions	347	249	192	471	1,259
Amounts utilised	(499)	(316)	(548)	(58)	(1,421)
Unused amounts reversed	(170)	(59)	(113)	(124)	(466)
Exchange and other movements	34	(11)	(3)	(36)	(16)
At 31 Dec 2021	383	619	386	558	1,946
Contractual commitments[1]
At 1 Jan 2021					1,088
Net change in expected credit loss provision and other movements					(468)
At 31 Dec 2021					620
Total provisions
At 31 Dec 2020					3,678
At 31 Dec 2021					2,566
1    Contractual commitments include the provision for contingent liabilities measured under IFRS 9 ‘Financial Instruments’ in respect of financial guarantees and the expected credit loss provision on off-balance sheet guarantees and commitments.